Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 11,991	$ 6,968	$ 3,713
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	694	679	621
Share-based compensation	6,116	6,097	6,117
Change in:
Severance pay, net	476	297	137
Trade receivables, net	(1,201)	(5,642)	(2,332)
Other account receivables and prepaid expenses and other long-term assets	425	(2,185)	1,381
Inventories, net	1,266	(1,421)	552
Trade payables	181	(175)	(17)
Employees and payroll accruals	128	1,816	192
Other liabilities and accrued expenses	465	1,537	2,225
Deferred revenue	(5,749)	5,390	(5,580)
Changes in operating lease right-of-use assets and liabilities, net	353	11	(48)
Accrued interest on bank deposits and other	(538)	(1,984)	(2,255)
Net cash provided by operating activities	14,607	11,388	4,706
Cash flows from investing activities:
Business acquisitions, net of cash acquired (Refer to Note 10)			(2,477)
Investment in short-term deposits	(95,010)	(75,500)	(65,000)
Proceeds from short-term deposits	91,383	73,189	64,115
Purchase of property and equipment	(384)	(427)	(232)
Net cash used in investing activities	(4,011)	(2,738)	(3,594)
Cash flows from financing activities:
Proceeds from exercise of options	335
Net cash provided by financing activities	335
Foreign currency translation adjustments on cash and cash equivalents	312	(299)	253
Increase in cash and cash equivalents	11,243	8,351	1,365
Cash and cash equivalents at beginning of the year	19,243	10,892	9,527
Cash and cash equivalents at end of the year	30,486	19,243	10,892
(a) Non-cash investing activities:
Purchase of property and equipment	33	41	43
Reclassification from inventories to fixed assets	83
Lease liabilities arising from obtaining right-of-use-assets	341	2,709	202
(b) Cash paid during the year:
Taxes on income	$ 485	$ 278	$ 190